Cash and Cash Equivalents (Tables)	6 Months Ended
Jun. 30, 2026
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
	30-Jun-26	31-Dec-25
Cash at banks	$26,995,621	$73,374,606
Money market funds	10,015,012	-
Cash at brokers	22,305,426	17,742,923
Cash at digital currency exchanges	995,653	116,561
	$60,311,712	$91,234,090